Risk management - ING Bank funding mix (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Funding type	100.00%	100.00%
Customer deposits (retail)
Disclosure of financial liabilities [line items]
Funding type	51.00%	51.00%
Customer deposits (corporate)
Disclosure of financial liabilities [line items]
Funding type	23.00%	21.00%
Interbank
Disclosure of financial liabilities [line items]
Funding type	6.00%	9.00%
Lending/repurchase agreements
Disclosure of financial liabilities [line items]
Funding type	6.00%	5.00%
CD/CP
Disclosure of financial liabilities [line items]
Funding type	3.00%	3.00%
Long-term senior debt
Disclosure of financial liabilities [line items]
Funding type	8.00%	8.00%
Subordinated debt
Disclosure of financial liabilities [line items]
Funding type	2.00%	2.00%